IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2019	Oct. 31, 2018
Disclosure of contractual obligations [line items]
Deposits	$ 481,044	$ 461,015
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	175,196	163,879
Personal [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	163,300	153,200
Personal [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	11,900	10,700
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	293,100	282,700
Business And Government Deposits And Secured Borrowings [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	214,500	211,900
Business And Government Deposits And Secured Borrowings [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	78,600	70,800
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	12,650	14,380
Bank [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	6,000	5,900
Bank [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	$ 6,700	$ 8,500